STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net loss	$ (16,757)	$ (40,035)
Changes in operating assets and liabilities:
Other assets (increase/decrease)	0	(350)
Accounts payable (increase/decrease)	3,826	375
Net cash used in operating activities	(12,931)	(40,010)
Financing activities:
Proceeds from loan payable - related parties	6,631	0
Net cash provided by financing activities	6,631	0
Net decrease in cash	(6,300)	(40,010)
Cash, beginning of year	6,335	46,345
Cash, end of year	35	6,335
Cash paid for income taxes	0	0
Cash paid for interest	$ 0	$ 0